Annual Total Returns (Bar Chart) - Total Bond Market Trust B (Total Bond Market Trust B, Series NAV, Total Bond Market Trust B)	12 Months Ended
May 01, 2011
Total Bond Market Trust B | Series NAV, Total Bond Market Trust B
Bar Chart Table:
2001	7.76%
2002	9.95%
2003	3.60%
2004	4.05%
2005	2.39%
2006	4.07%
2007	7.13%
2008	5.79%
2009	6.29%
2010	6.50%